Note 3 - Restatement: (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Restated Financial Statements
	Restated 9/30/2011	Original 9/30/2011	Restated 12/31/2011	Original 12/31/2011	Restated 3/31/2012	Original 3/31/2012
Sales	-	-	-	-

Loss	(737,206)	(687,014)	(996,265)	(844,074)	(645,334)	(645,334)

Common Stock	69,574	69,574	71,724	71,724	82,449	82,449

Paid in Surplus	9,107,537	8,922,577	9,387,787	9,120,227	9,919,022	9,918,702

Retained Deficit	(1,948,681)	(1,898,489)	(2,207,740)	(2,055,549)	(2,853,074)	(2,849,520)

Earnings Per Share	(0.0108)	(0.0100)	(0.0143)	(0.0121	(0.0084)	(0.0084)

Convertible Debenture	471,347	656,640	451,108	619,000	419,201	428,643

Interest Expense	53,719	3,527	121,085	7,054	167,992	167,992

Other Assets	-	34,313	-	30,787	0	0